Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (924)	$ (836)	$ (1,248)	$ (952)	$ (2,459)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13	15	28	193	679
Share-based compensation (Note 5)	176	112	222	157	120
Change in the fair value of convertible advanced investments (Note 3D)	(269)	(189)	70	288	436
Capital gain from selling of property and equipment					(5)
Capital loss from disposal of property and equipment				6
Modification of terms of straight loan (Note 6A)				90
Forgiveness of loan under paycheck protection program notes (Note 6B)				(129)
Amortization of discount on straight loan received from commercial bank	13	2	14	14	29
Exchange rate differences on straight loan received from commercial bank	(30)		(12)
Amortization of discount relating to liability to related party (see Note 14)			40
Change in the fair value of derivative warrant liability (Note 3F)	106		50
Change in estimation of maturity date of liability to controlling shareholder and exchange rates differences (Note 7)	12
Amortization of discount and accrued interest on straight loan from controlling shareholder (Note 7)	28
Exchange rate differences on straight loan from controlling shareholder (Note 7)	(21)
Decrease in trade receivables	170	746	310	704	(113)
Decrease (increase) in other current assets	(178)	23	2	(26)	366
Decrease in accounts payable	(15)	(18)	6	16	(14)
Increase (decrease) in deferred revenues	(12)	2	(2)	(32)	31
Increase in liability from related party				177	168
Increase in liability to controlling shareholder, net		68
Decrease in other current liabilities	(84)	(26)	(75)	63	(258)
Net cash used in operating activities	(1,015)	(101)	(645)	569	(1,020)
Cash flows from investing activities:
Purchase of property and equipment	(4)		(2)	(4)	(7)
Selling of property and equipment					8
Net cash used in investing activities	(4)		(2)	(4)	1
Cash flows from financing activities:
Repayment of principal relating to straight loan received from commercial bank	(94)	(500)	(582)	(500)	(504)
Net proceeds received upon completion of initial public offering transaction (Note 3)	6,695		313
Repayment of Facility Fee relating to straight loan received from commercial bank		(10)	(10)	(40)
Proceeds from issuance of unit consist of straight loan and warrant granted to commercial bank, net (Note 6C)			887
Proceeds from loan received from related party			115
Proceeds from loan received from controlling shareholder	25
Repayment of principal relating to straight loan received from controlling shareholder (Note 7)	(104)
Proceeds received from exercise of options into shares	28				11
Deferred offering costs		(38)	(98)	(215)
Proceeds received from issuance of convertible advanced investments (Note 9)				560
Proceeds received from paycheck protection program note (Note 6B)			887	54	75
Net cash provided by (used in) financing activities	6,550	(548)	312	(141)	(418)
Change in cash, cash equivalents	5,531	(649)	(335)	424	(1,437)
Cash, cash equivalents at beginning	693	1,028	1,028	604	2,041
Cash, cash equivalents at end	6,224	379	693	1,028	604
Non-cash financing activities:
Capitalized deferred offering costs classified into equity upon completion of initial public offering transaction (Note 3)	(313)
Contribution to equity due to free interest loan from controlling shareholder		56	112
Amount classified to equity upon determination of the exercise price (Note 3F)	194
Automatic conversion of convertible advanced investments into shares (Note 3D)	4,571
Deemed dividend upon trigger of down round protection (Note 3E)	7
Supplemental disclosure of cash flow information:
Interest paid	55	10	(77)	(90)	(91)
Taxes paid	$ 26	$ 19	$ (54)	$ (49)	$ (99)